Warrant liabilities	12 Months Ended
Dec. 31, 2022
Warrant liabilities
Warrant liabilities

13.Warrant liabilities

Government Warrants

In April 2017, Hubei ECARX entered into an investment arrangement with a government fund (“Government Warrants”). The arrangement, as subsequently amended, entitled Hubei ECARX to borrow interest-free loans in an aggregate amount of RMB1,125,310 over a three-year drawdown period. In conjunction with the arrangement, ECARX issued warrants to the government fund, which entitled the government fund to purchase 2% of total equity interests of Hubei ECARX at the time of exercise in the total consideration of RMB81,950. The warrants were exercisable from the date of issuance of the loan facility to the maturity date of the last tranche of the drawdown of the loan.

Since the number of shares to be issued upon the exercise of the Government Warrants cannot be determined until the exercise date, the settlement provision of the Government Warrants did not meet the fixed-for-fixed requirement; therefore, the warrants were classified as a liability measured at fair value with all changes recognized in the statement of comprehensive loss.

The warrants are remeasured utilizing the Black-Scholes Option Pricing Model as of December 31, 2020 with the following key assumptions:

	As of December 31,
	2020
Risk-free rate of return (%)	3.34%
Volatility	46.85%
Expected dividend yield	0.0%
Expected term	3.6	years
Fair value of the underlying ordinary shares	RMB31.34

The risk-free rate of return was based on China Government Bond for the expected remaining life of the warrant liabilities. The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the warrant liabilities. Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future. Expected term to exercise the warrant liabilities is up to July 2024. The fair value of the Company’s ordinary shares was estimated by management involving assumptions including discount rate, risk free interest rate and subjective judgments regarding projected financial and operating results, its unique business risks, the liquidity and operating history and prospects.

Upon settlement in 2021, the backsolve method, a market approach, was utilized in estimating the Company’s equity value with reference to the Company’s equity transactions close to the settlement. Based on the estimated equity value, the option-pricing method was applied in equity allocation in determining the fair value of warrant liabilities, which involved a number of complex variables and subjective judgements not be observable in the market.

The warrant liability is measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy. The tables below reflect the movement of the warrant liability for the years ended December 31, 2020 and 2021:

			Change in
			fair value
	January 1,		included	Foreign exchange		December 31,
	2020	Addition	in losses	translation	Settlement	2020
	RMB	RMB	RMB	RMB	RMB	RMB
Liabilities
Warrant liabilities	40,635	—	39,635	—	—	80,270

			Change in
			fair value
	January 1,		included	Foreign exchange	Settlement	December 31,
	2021	Addition	in losses	translation	(See Note 19)	2021
	RMB	RMB	RMB	RMB	RMB	RMB
Liabilities
Warrant liabilities	80,270	—	111,299	—	(191,569)	—

ECARX Warrants in connection with the Merger

As is stated in Note 1(b), pursuant to the Closing of the Merger in December 2022, COVA Public Shares and COVA Public Warrants ceased trading upon consummation of the Merger and were delisted from Nasdaq and deregistered under the Exchange Act. Concurently, the Company issued 23,871,971 ECARX warrants, including 14,999,971 public warrants that the Company applied for listing on Nasdaq with the symbol “ECXWW” (“ECARX Public Warrants”) and 8,872,000 private warrants (“ECARX Private Warrants”, collectively referred to as “ECARX Warrants”) to the then holders of COVA Public Warrants and COVA Private Warrants.

ECARX Public Warrants are exercisable commencing thirty (30) days after the completion of the Merger, provided that the Company has an effective registration statement under the Securities Act covering the shares of Class A Ordinary Shares issuable upon exercise of ECARX Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise ECARX Public Warrants held by them on a cashless basis and such cashless exercise is exempt from registration under the Securities Act). The warrants have an exercise price of US$11.50 per whole share, subject to adjustments, and will expire five (5) years after the completion of the Merger or earlier upon redemption or liquidation.

ECARX Private Warrants are identical to the ECARX Public Warrants, except that ECARX Private Warrants and the shares of Class A common stock issuable upon exercise of the ECARX Private Warrants will not be transferable, assignable or saleable. Additionally, ECARX Private Warrants are non-redeemable so long as they are held by permitted transferees. If ECARX Private Warrants are held by someone other than permitted transferees as stipulated in the warrant agreement, the ECARX Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as ECARX Public Warrants.

ECARX Warrants are recorded as liability-classified financial instruments in accordance with ASC Topic 815 (“ASC 815”), Derivatives and Hedging as the Company may be required to net settle the liability outside of the Company’s control. As such, ECARX Warrants are recognized at fair value at the issuance date and measured subsequently at fair value with changes in fair value recognized in earnings or losses.

Given ECARX Public Warrants are publicly traded on Nasdaq, the liability is measured at fair value using observable inputs and categorized in Level 1 of the fair value hierarchy, while ECARX Private Warrant liability is measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy. The Binomial Option Pricing Model with the following key assumptions is used for estimating the fair value of ECARX Private Warrants.

	As of December 31,
	2022
Risk-free rate of return (%)	3.99%
Volatility	6.99%
Expected dividend yield	0.0%
Expected term	5.0	years
Fair value of the underlying ordinary shares	US$7.99 (equivalent to RMB55.11)

The risk-free rate of return was based on the yield of US Treasury Notes for the expected remaining life of the warrant liabilities. The Company estimates the volatility of its common stock using a binomial lattice model based on the price of public warrant as of the valuation date. Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future. Expected term to exercise the warrant liabilities is up to December 2027. The fair value of the Company’s ordinary shares was obtained from the listed trading price of ECX.

The table below reflects the movement of ECARX Warrants for the year ended December 31, 2022:

			Change in fair
	January 1,		value included	Foreign exchange		December
	2022	Addition	in losses	translation	Settlement	31, 2022
	RMB	RMB	RMB	RMB	RMB	RMB
Liabilities
ECARX Public Warrants	—	8,277	1,991	78	—	10,346
ECARX Private Warrants	—	4,895	1,254	49	—	6,198
Total	—	13,172	3,245	127	—	16,544